CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 281,607	$ 1,116,870
Accounts receivable, net	92,960	160,982
Other receivables		23,380
Inventory, net	299,383	272,444
Other current assets	3,085	9,350
Total current assets	677,035	1,583,026
Intangible assets, net of accumulated amortization of $96,287 and $70,243 in 2013 and 2012, respectively	387,947	321,396
Property and equipment, net	150,586	232,692
Other assets	162,896	111,745
Total assets	1,378,464	2,248,859
Current Liabilities
Accounts payable	450,646	245,994
Accrued expenses	253,013	286,378
Current portion of capital lease obligation	7,377	6,276
Current portion of notes payable		171,270
Total current liabilities	711,036	709,918
Long-Term Liabilities
Capital lease obligation, net of current portion	8,672	16,049
Notes payable, net of current portion	166,271	386,973
Total noncurrent liabilities	174,943	403,022
Total liabilities	885,979	1,112,940
Commitments and Contingencies
Puttable Common Stock, 131,287 and no shares issued and outstanding at December 31, 2013 and 2012, respectively; $0.001 par value	393,780
Stockholders' Equity
Preferred Stock, 10,000,000 shares authorized; no shares issued and outstanding; $0.001 par value
Common stock, 100,000,000 shares authorized; 8,732,381 and 7,194,910 shares issued and outstanding at December 31, 2013 and 2012, respectively; $0.001 par value	8,733	7,195
Additional paid-in capital	23,659,588	20,744,750
Note receivable, related party	(202,072)	(200,072)
Accumulated deficit	(23,367,544)	(19,415,954)
Total stockholders' equity	98,705	1,135,919
Total liabilities and stockholders' equity	$ 1,378,464	$ 2,248,859